Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000018126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$31	0.61%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 433,766,125
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 1,095,678
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$433,766,125
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	717
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,095,678

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	3.7%
Aerospace & Defense	3.2%
Independent Energy	3.2%
Sovereigns	3.4%
ABS Car Loan	3.6%
ABS Home Equity	3.7%
Banking	4.0%
Finance Companies	4.3%
Cable Satellite	5.7%
ABS Other	5.8%
Technology	6.1%
Treasuries	11.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
US Treasury	9.3
Not ratedFootnote Reference^	17.1
C	0.1
CC	1.0
CCC	1.1
B	4.3
BB	14.7
BBB	42.4
A	5.7
AA	1.2
AAA	0.9
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018127
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Institutional Class
Trading Symbol	LSGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$34	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 330,590,782
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 789,363
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018128
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Retail Class
Trading Symbol	LSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 330,590,782
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 789,363
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125494
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Bond Fund
Class Name	Class N
Trading Symbol	LSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 330,590,782
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 789,363
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$330,590,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	239
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$789,363

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.8%
Technology	3.0%
Government Owned - No Guarantee	3.6%
Local Authorities	5.0%
Banking	7.5%
Mortgage Related	12.3%
Treasuries	42.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	29.0%
Germany	3.1%
Canada	4.6%
Spain	4.7%
United Kingdom	4.7%
France	5.6%
China	7.4%
Japan	7.6%
United States	33.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	4.3
Not ratedFootnote Reference^	10.3
BB	5.6
BBB	24.1
A	20.3
AA	27.1
AAA	5.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018129
Shareholder Report [Line Items]
Fund Name	Loomis Sayles High Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	LSIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 304,398,179
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$304,398,179
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	451
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.2%
Short-Term Investments	8.2%
Pharmaceuticals	3.0%
Metals & Mining	3.5%
Healthcare	3.7%
Independent Energy	5.9%
Property & Casualty Insurance	6.0%
Midstream	6.7%
Cable Satellite	9.6%
Technology	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.5
Not ratedFootnote Reference^	9.1
C	0.5
CC	0.7
CCC	3.9
B	26.9
BB	50.5
BBB	3.8
A	0.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018130
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	LSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 106,185,583
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 22,648
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000089752
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Retail Class
Trading Symbol	LIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$32	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 106,185,583
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 22,648
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182246
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Inflation Protected Securities Fund
Class Name	Class N
Trading Symbol	LIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$17	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 106,185,583
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 22,648
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$106,185,583
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	47
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,648

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.4%
Short-Term Investments	4.6%
Banking	3.5%
Treasuries	87.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
US Treasury	87.5
Not ratedFootnote Reference^	1.1
BB	0.7
BBB	3.9
A	2.0
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018131
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Institutional High Income Fund
Class Name	Institutional Class
Trading Symbol	LSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$36	0.72%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 267,087,697
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 886,612
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$267,087,697
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	420
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$886,612

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.7%
Short-Term Investments	4.1%
Healthcare	3.7%
Pharmaceuticals	3.7%
Metals & Mining	3.7%
Independent Energy	5.5%
Property & Casualty Insurance	5.7%
Midstream	6.0%
Cable Satellite	10.8%
Technology	11.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.6
Not ratedFootnote Reference^	13.9
C	0.6
CC	0.7
CCC	4.8
B	27.6
BB	46.3
BBB	2.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018132
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class Y
Trading Symbol	LSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 238,699,721
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 190,088
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000089753
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class A
Trading Symbol	LSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 238,699,721
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 190,088
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000173092
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class C
Trading Symbol	LSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$70	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 238,699,721
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 190,088
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000211126
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Intermediate Duration Bond Fund
Class Name	Class N
Trading Symbol	LSDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$18	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 238,699,721
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 190,088
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$238,699,721
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)527
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$190,088

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.5%
Electric	3.4%
Finance Companies	3.5%
Automotive	4.3%
ABS Other	4.4%
Life Insurance	4.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
ABS Car Loan	12.7%
Banking	13.7%
Treasuries	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.8
US Treasury	24.5
Not ratedFootnote Reference^	14.1
BBB	24.5
A	19.3
AA	6.7
AAA	10.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018125
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Securitized Asset Fund
Class Name	Institutional Class
Trading Symbol	LSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,672,859,276
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,672,859,276
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	668
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	(1.2%)
Short-Term Investments	7.9%
Collateralized Loan Obligations	4.6%
ABS Home Equity	4.7%
Agency Commercial Mortgage-Backed Securities	7.0%
ABS Other	7.8%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
ABS Car Loan	9.1%
Collateralized Mortgage Obligations	11.9%
Mortgage Related	39.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	3.1
Not ratedFootnote Reference^	19.7
B	0.1
BB	0.3
BBB	0.7
A	2.4
AA	66.0
AAA	7.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018134
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	LSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$44	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 332,098,080
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,343,976
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018135
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Retail Class
Trading Symbol	LSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$56	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 332,098,080
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,343,976
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018136
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Admin Class
Trading Symbol	LSVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$68	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
AssetsNet	$ 332,098,080
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,343,976
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000125495
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Value Fund
Class Name	Class N
Trading Symbol	LSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 633-3330
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$41	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 332,098,080
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,343,976
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$332,098,080
# of Portfolio Holdings (including overnight repurchase agreements)	114
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,343,976

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	50.3%
Energy Equipment & Services	3.0%
Capital Markets	3.1%
Commercial Services & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.3%
Health Care Providers & Services	3.5%
Aerospace & Defense	3.5%
Machinery	3.7%
Insurance	3.8%
Trading Companies & Distributors	3.9%
Electronic Equipment, Instruments & Components	6.3%
Banks	12.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Moog, Inc., Class A	1.9%
U.S. Cellular Corp.	1.8%
Federal Agricultural Mortgage Corp., Class C	1.6%
Knife River Corp.	1.6%
Wintrust Financial Corp.	1.5%
Antero Resources Corp.	1.5%
Vontier Corp.	1.5%
Talen Energy Corp.	1.5%
Home BancShares, Inc.	1.4%
Skyward Specialty Insurance Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.